UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          05/22/2006
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                               0
                                                                ----------------
Form 13F Information Table Entry Total:
                                                                              37
                                                                ----------------
Form 13F Information Table Value Total:
                                                                        $422,945
                                                                ----------------
                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


No.            Form 13F File Number           Name

                                                      Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER          VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS  CUSIP  (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS    SOLE     SHARED    NONE
------------------------------- -------------- ------- --------  --------  --- ---- ----------  --------   -------- -------- -------
AMERICAN HOME MTG INVT CORP     COM           02660R107  17,559   562,600  SH         SOLE                 562,600
------------------------------------------------------------------------------------------------------------------------------------
AMERIPRISE FINL INC             COM           03076C106   6,759   150,000  SH         SOLE                 150,000
------------------------------------------------------------------------------------------------------------------------------------
BANCORP INC DEL                 COM           05969A105   7,210   293,700  SH         SOLE                 293,700
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                 COM           060505104  18,207   399,800  SH         SOLE                 399,800
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM           14040H105  19,848   246,500  SH         SOLE                 246,500
------------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC-CL A        CL A NON VTG  156432106  11,301   389,300  SH         SOLE                 389,300
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                   COM           172967101  18,415   389,900  SH         SOLE                 389,900
------------------------------------------------------------------------------------------------------------------------------------
COMERICA INC                    COM           200340107  21,246   366,500  SH         SOLE                 366,500
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY BANCHSARES INC DEL    COM           20343H106   1,056   122,100  SH         SOLE                 122,100
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES    COM           203634100   2,287   214,100  SH         SOLE                 214,100
------------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT BK&TR CO HART NE    COM           207546102   1,754   175,400  SH         SOLE                 175,400
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                     COM NEW       208464883  25,607 1,031,700  SH         SOLE               1,031,700
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC     COM           32190E102  11,542   441,896  SH         SOLE                 441,896
------------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC               COM   CL A    37247D106     722    21,600  SH         SOLE                  21,600
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP           COM           42724R107   1,857    95,250  SH         SOLE                  95,250
------------------------------------------------------------------------------------------------------------------------------------
HUDSON CITY BANCORP             COM           443683107  10,357   779,300  SH         SOLE                 779,300
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN & CHASE & CO          COM           46625H100  16,743   402,100  SH         SOLE                 402,100
------------------------------------------------------------------------------------------------------------------------------------
MACKINAC FINL CORP              COM           554571109   3,067   299,700  SH         SOLE                 299,700
------------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC        COM           571748102   8,808   300,000  SH         SOLE                 300,000
------------------------------------------------------------------------------------------------------------------------------------
MERRIL LYNCH & CO INC           COM           590188108  13,192   167,500  SH         SOLE                 167,500
------------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC                   COM           69344M101  14,952   325,600  SH         SOLE                 325,600
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC         COM           693475105  23,929   355,500  SH         SOLE                 355,500
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL HLDGS INC        COM           743868101   7,173   220,025  SH         SOLE                 220,025
------------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC            CL A          761195205   6,574   329,996  SH         SOLE                 329,996
------------------------------------------------------------------------------------------------------------------------------------
RESOURCE CAP CORP               COM           76120W302   2,756   200,000  SH         SOLE                 200,000
------------------------------------------------------------------------------------------------------------------------------------
SCOTTISH RE GROUP LTD           ORD           G7885T104  19,615   790,600  SH         SOLE                 790,600
------------------------------------------------------------------------------------------------------------------------------------
SIGNATURE BK NEW YORK NY        COM           82669G104   2,278    69,900  SH         SOLE                  69,900
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY UNDERWRITERS ALLIA    COM           84751T309   7,514 1,105,000  SH         SOLE               1,105,000
------------------------------------------------------------------------------------------------------------------------------------
SUSSEX BANCORP                  COM           869245100   1,173    79,860  SH         SOLE                  79,860
------------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                   COM           872449103   5,500   181,700  SH         SOLE                 181,700
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW       902973304  23,116   757,900  SH         SOLE                 757,900
------------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                   COM           902788108  11,981   170,600  SH         SOLE                 170,600
------------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                COM           908906100  18,263   260,300  SH         SOLE                 260,300
------------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD       COM           90933T109  17,514   764,800  SH         SOLE                 764,800
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND CORP          COM           929903102  17,678   315,400  SH         SOLE                 315,400
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO    & CO-NEW         COM           949746101  20,343   318,500  SH         SOLE                 318,500
------------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP       COM           970646105   5,049   450,836  SH         SOLE                 450,836